Form N-1A Cover	Aug. 27, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ETF SERIES SOLUTIONS
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 27, 2025
Prospectus Date	Aug. 31, 2025